Share-based payments (Details)		12 Months Ended
		Dec. 31, 2022 shares yr R$ / shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Total options granted | shares		18,131,971
Number of options outstanding | shares			8,072,765
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 13.00
Average Remaining Maturity (In Years) | R$ / shares		R$ 20.65
Exercise Prices R$ 12.76 [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2013
Approval date		May 13, 2013
Total options granted | shares		802,296
Number of options outstanding | shares		27,503
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 12.76
Fair value at grant date (in Reais) | R$ / shares	[1]	R$ 6.54
Expected volatility, share options granted		46.91%
Expected dividend as percentage, share options granted		2.00%
Risk free interest rate, share options granted		7.50%
Average remaining maturity (in years) | yr | yr		0.2
Exercise Prices R$ 11.31 [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2014
Approval date		Aug. 12, 2014
Total options granted | shares		653,130
Number of options outstanding | shares		77,791
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 11.31
Fair value at grant date (in Reais) | R$ / shares	[2]	R$ 7.98
Expected volatility, share options granted		52.66%
Expected dividend as percentage, share options granted		3.27%
Risk free interest rate, share options granted		11.00%
Average remaining maturity (in years) | yr | yr		1.5
Exercise Prices R$ 9.35 [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2015
Approval date		Aug. 11, 2015
Total options granted | shares		1,930,844
Number of options outstanding | shares		47,811
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 9.35
Fair value at grant date (in Reais) | R$ / shares	[3]	R$ 3.37
Expected volatility, share options granted		55.57%
Expected dividend as percentage, share options granted		5.06%
Risk free interest rate, share options granted		13.25%
Average remaining maturity (in years) | yr | yr		2.5
Exercise Prices R$ 2.26 [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2016
Approval date		Jun. 30, 2016
Total options granted | shares		5,742,732
Number of options outstanding | shares		1,230,190
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 2.62
Fair value at grant date (in Reais) | R$ / shares	[4]	R$ 1.24
Expected volatility, share options granted		98.20%
Expected dividend as percentage, share options granted		6.59%
Risk free interest rate, share options granted		14.25%
Average remaining maturity (in years) | yr | yr		3.4
Exercise Prices R$ 8.44 [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2017
Approval date		Aug. 08, 2017
Total options granted | shares		947,767
Number of options outstanding | shares		255,596
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 8.44
Fair value at grant date (in Reais) | R$ / shares	[5]	R$ 7.91
Expected volatility, share options granted		80.62%
Expected dividend as percentage, share options granted		1.17%
Risk free interest rate, share options granted		11.25%
Average remaining maturity (in years) | yr | yr		4.5
Exercise Prices R$ 20.18 [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2018
Approval date		May 24, 2018
Total options granted | shares		718,764
Number of options outstanding | shares		381,597
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 20.18
Fair value at grant date (in Reais) | R$ / shares	[6]	R$ 12.68
Expected volatility, share options granted		55.58%
Expected dividend as percentage, share options granted		0.60%
Risk free interest rate, share options granted		6.50%
Average remaining maturity (in years) | yr | yr		5.3
Exercise Prices R$ 25.40 [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2019
Approval date		Oct. 28, 2019
Total options granted | shares		1,749,223
Number of options outstanding | shares		1,152,512
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 25.40
Fair value at grant date (in Reais) | R$ / shares	[7]	R$ 12.10
Expected volatility, share options granted		61.98%
Expected dividend as percentage, share options granted		3.17%
Risk free interest rate, share options granted		9.00%
Average remaining maturity (in years) | yr | yr		6.8
Exercise Prices R$ 20.57 [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2020
Approval date		Jul. 30, 2020
Total options granted | shares		760,986
Number of options outstanding | shares		496,230
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 20.57
Fair value at grant date (in Reais) | R$ / shares	[8]	R$ 14.44
Expected volatility, share options granted		71.37%
Expected dividend as percentage, share options granted		0.92%
Risk free interest rate, share options granted		6.24%
Average remaining maturity (in years) | yr | yr		7.5
Ranges Of Exercise Prices For Outstanding Share Options Fourteen [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2021
Approval date		Jul. 28, 2021
Total options granted | shares		658,189
Number of options outstanding | shares		508,917
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 21.05
Fair value at grant date (in Reais) | R$ / shares	[8]	R$ 14.44
Expected volatility, share options granted		74.34%
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		8.85%
Average remaining maturity (in years) | yr | yr		8.6
Ranges Of Exercise Prices For Outstanding Share Options Fifteen [Member]
IfrsStatementLineItems [Line Items]
Grant Year		2022
Approval date		Oct. 26, 2022
Total options granted | shares		4,168,040
Number of options outstanding | shares		3,894,617
Exercise price of the option (in Reais) | R$ / shares | R$ / shares		R$ 10.26
Fair value at grant date (in Reais) | R$ / shares	[9]	R$ 6.23
Expected volatility, share options granted		75.23%
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		12.76%
Average remaining maturity (in years) | yr | yr		9.8

[1]	Fair value calculated by the average between R$7.34, R$6.58 and R$5.71 for their vesting periods (2013, 2014 and 2015).
[2]	Fair value calculated by the average between R$8.20, R$7.89 and R$7.85 for their vesting periods (2014, 2015 and 2016).
[3]	Fair value calculated by the average between R$3.61, R$3.30 and R$3.19 for their vesting periods (2015, 2016 and 2017).
[4]	Fair value was calculated by the average between R$1.29, R$1.21 and R$1.22 for their vesting periods (2016, 2017 and 2018).
[5]	Fair value calculated by the average between R$8.12, R$7.88 and R$7.72 for their vesting periods (2017, 2018 and 2019).
[6]	Fair value calculated by the average between R$13.26, R$12.67 and R$12.11 for their vesting periods (2018, 2019 and 2020).
[7]	Fair value calculated by the average between R$12.90, R$12.32 and R$11.65 for their vesting periods (2019, 2020 and 2021).
[8]	Fair value calculated by the average between R$15.39, R$14.89, R$14.31 and R$13.64 for their vesting periods (2020, 2021, 2022 and 2023).
[9]	Fair value calculated by the average between R$6.79, R$6.50, R$6.15 and R$5.74 for their vesting periods (2021, 2022, 2023 and 2024).